Quarterly Holdings Report
for
Fidelity® Canada Fund
July 31, 2023
CAN-NPRT3-0923
1.804819.119
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.7%
TELUS Corp.	360,000	6,410,192
Media - 1.2%
Quebecor, Inc.:
Class A	352,400	8,685,398
Class B (sub. vtg.)	131,100	3,209,273
		11,894,671
Wireless Telecommunication Services - 1.4%
Rogers Communications, Inc. Class B (non-vtg.)	298,900	13,087,996
TOTAL COMMUNICATION SERVICES		31,392,859
CONSUMER DISCRETIONARY - 6.7%
Automobile Components - 0.8%
Magna International, Inc. Class A (sub. vtg.)	121,500	7,814,367
Broadline Retail - 2.8%
Dollarama, Inc.	391,300	25,775,087
Hotels, Restaurants & Leisure - 2.3%
Restaurant Brands International, Inc.	287,000	21,971,448
Specialty Retail - 0.5%
Aritzia, Inc. (a)	151,500	2,882,596
Diversified Royalty Corp.	773,400	1,671,550
		4,554,146
Textiles, Apparel & Luxury Goods - 0.3%
Canada Goose Holdings, Inc. (a)(b)	145,476	2,654,345
TOTAL CONSUMER DISCRETIONARY		62,769,393
CONSUMER STAPLES - 8.7%
Beverages - 0.1%
GURU Organic Energy Corp. (a)(b)	322,600	592,039
Consumer Staples Distribution & Retail - 8.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (b)	998,300	50,541,469
Metro, Inc.	349,195	18,793,743
Neighbourly Pharmacy, Inc. (b)	160,178	1,945,969
North West Co., Inc.	284,800	6,932,909
		78,214,090
Personal Care Products - 0.2%
Jamieson Wellness, Inc. (c)	105,000	2,419,065
TOTAL CONSUMER STAPLES		81,225,194
ENERGY - 17.6%
Energy Equipment & Services - 1.0%
Computer Modelling Group Ltd.	513,400	2,803,231
Pason Systems, Inc.	631,700	6,304,305
		9,107,536
Oil, Gas & Consumable Fuels - 16.6%
Cameco Corp.	228,000	8,015,834
Canadian Natural Resources Ltd.	745,898	45,359,694
Enbridge, Inc.	393,800	14,478,007
Parkland Corp.	501,400	13,692,347
PrairieSky Royalty Ltd. (b)	1,855,318	36,877,022
Suncor Energy, Inc.	1,181,500	36,968,635
		155,391,539
TOTAL ENERGY		164,499,075
FINANCIALS - 26.7%
Banks - 15.3%
Royal Bank of Canada	744,600	73,819,099
The Toronto-Dominion Bank	1,050,100	69,250,139
		143,069,238
Capital Markets - 4.8%
Brookfield Asset Management Ltd. Class A	449,801	15,172,448
Brookfield Corp. (Canada) Class A	482,706	16,849,776
TMX Group Ltd.	582,100	12,934,084
		44,956,308
Insurance - 6.6%
Definity Financial Corp.	496,513	12,497,074
Intact Financial Corp.	141,725	20,937,661
Sun Life Financial, Inc.	536,800	28,251,560
		61,686,295
TOTAL FINANCIALS		249,711,841
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc.	163,500	5,458,059
dentalcorp Holdings Ltd. (a)	287,800	1,667,457
		7,125,516
INDUSTRIALS - 14.7%
Commercial Services & Supplies - 2.6%
GFL Environmental, Inc.	706,400	24,122,544
Ground Transportation - 9.4%
Canadian National Railway Co.	199,950	24,236,915
Canadian Pacific Kansas City Ltd.	778,762	64,077,410
		88,314,325
Professional Services - 2.7%
Thomson Reuters Corp.	187,600	25,323,475
TOTAL INDUSTRIALS		137,760,344
INFORMATION TECHNOLOGY - 8.6%
IT Services - 3.2%
Shopify, Inc. Class A (a)	436,500	29,487,294
Software - 5.4%
ApplyBoard, Inc. (a)(d)(e)	1,677	99,245
ApplyBoard, Inc. (non-vtg.) (a)(d)(e)	414	24,501
Constellation Software, Inc.	19,400	40,987,088
Dye & Durham Ltd. (b)	480,700	7,214,237
Enghouse Systems Ltd.	55,100	1,247,705
Lumine Group, Inc.	86,107	1,366,716
		50,939,492
TOTAL INFORMATION TECHNOLOGY		80,426,786
MATERIALS - 12.3%
Chemicals - 2.9%
Nutrien Ltd.	391,881	27,005,063
Containers & Packaging - 1.2%
CCL Industries, Inc.:
Class A	25,900	1,247,223
Class B	215,900	10,350,888
		11,598,111
Metals & Mining - 7.4%
Franco-Nevada Corp.	259,900	37,925,119
Lundin Mining Corp.	982,400	8,783,601
Triple Flag Precious Metals Corp.	180,900	2,484,434
Wheaton Precious Metals Corp.	456,100	20,452,124
		69,645,278
Paper & Forest Products - 0.8%
Stella-Jones, Inc.	116,023	5,891,556
Western Forest Products, Inc.	1,447,683	1,130,788
		7,022,344
TOTAL MATERIALS		115,270,796
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	66,500	2,072,805
TOTAL COMMON STOCKS (Cost $514,810,037)		932,254,609

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (a)(d)(e)	2,063	122,088
Series A2 (a)(d)(e)	1,615	95,576
Series A3 (a)(d)(e)	92	5,445
Series D (a)(d)(e)	4,504	266,547
Series Seed (a)(d)(e)	617	36,514
(Cost $770,130)		526,170

Convertible Bonds - 0.3%
		Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Cineplex, Inc. 5.75% 9/30/25 (c) (Cost $2,358,480)	CAD	3,203,000	2,440,148

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (g)	924,058	924,243
Fidelity Securities Lending Cash Central Fund 5.32% (g)(h)	6,092,065	6,092,674
TOTAL MONEY MARKET FUNDS (Cost $7,016,917)		7,016,917

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $524,955,564)	942,237,844
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(6,715,193)
NET ASSETS - 100.0%	935,522,651

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,859,213 or 0.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $649,916 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	85,688

ApplyBoard, Inc. (non-vtg.)	6/30/21	44,290

ApplyBoard, Inc. Series A1	6/04/21	133,582

ApplyBoard, Inc. Series A2	6/04/21	104,573

ApplyBoard, Inc. Series A3	6/04/21	5,957

ApplyBoard, Inc. Series D	6/04/21	486,066

ApplyBoard, Inc. Series Seed	6/04/21	39,952

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	505,538	24,656,432	24,237,727	13,254	-	-	924,243	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	29,353,183	466,974,999	490,235,508	96,464	-	-	6,092,674	0.0%
Total	29,858,721	491,631,431	514,473,235	109,718	-	-	7,016,917

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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